Related party transactions (Details Narrative)		3 Months Ended	12 Months Ended
	Oct. 12, 2021 shares	Dec. 31, 2022 USD ($) Property	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Share-based compensation expense		$ 1,078,000	$ 3,146,000	$ 2,995,000
VZZ [member]
IfrsStatementLineItems [Line Items]
Number of properties involved in interest transfer | Property		12
Blender Media Inc. [member]
IfrsStatementLineItems [Line Items]
Amount incurred related to website design, hosting and maintenance service received			136,000	71,000
Stock issued for services, shares | shares	120,000
Share-based compensation expense		$ 0	626,000
Management and Directors [member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions		$ 23,000	$ 582,000	$ 632,000